Nonconsolidated Partially-Owned Affiliates Summarized Balance Sheet Data (Detail) - Equity Method Investments - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Equity Method Investments, Summarized Balance Sheet Information [Line Items]
Current Assets	$ 9,117	$ 7,083
Noncurrent assets	4,164	3,294
Total assets	13,281	10,377
Current liabilities	7,689	6,268
Noncurrent liabilities	754	604
Noncontrolling interests	78	20
Shareholders' equity	4,760	3,485
Total liabilities and shareholders' equity	$ 13,281	$ 10,377